Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation [Abstract]
Components of Income Tax Expenses	Income tax expense is comprised of the following:
	For the Years Ended December 31,
(In $ millions)	2019	2018	2017
Current tax	9.9	2.0	-
Change in deferred tax	1.3	0.5	-
Total	11.2	2.5	-

Reconciliation of the Bermuda Statutory Tax Rate
Reconciliation of the Bermuda statutory tax rate to our effective rate:

	For the Years Ended December 31,
	2019	2018	2017
Bermuda statutory income tax rate	0%	0%	0%
Tax rates which are different from the statutory rate	(2.30%)	(1.95%)	-
Adjustment attributable to prior years	0.00%	1.17%	-
Change in valuation allowance	(1.29%)	(0.26%)	-
Adjustments to uncertain tax positions	(0.30%)	(0.28%)	-
Total	(3.89%)	(1.32%)	0%

Deferred Tax Assets and Liabilities
 The components of the net deferred taxes are as follows:

	As of December 31,
(In $ millions)	2019	2018	2017
Deferred tax assets
Net operating losses	18.6	12.6	-
Excess of tax basis over book basis of Property, Plant and Equipment	66.9	75.8	-
Other	5.4	2.0	-
Deferred tax assets	90.9	90.4	-
Less: Valuation allowance	(89.7)	(87.8)	-
Net deferred tax assets	1.3	2.6	-
Deferred tax liabilities
Deferred tax liabilities	-	-	-
Net deferred tax asset (liabilities)	1.3	2.6	-

Reconciliation of Liabilities Related to Unrecognized Tax Benefits
The following is a reconciliation of the liabilities related to our unrecognized tax benefits:

(In $ millions)	2019	2018	2017
Unrecognized tax benefits, excluding interest and penalties, at January 1,	4.8	-	-
Additions as a result of Paragon acquisition	-	4.8	-
Additions for tax positions of prior year	1.3	-	-
Reduction for tax positions of prior years	(0.8)	-	-
Unrecognized tax benefits, excluding interest and penalties, at December 31,	5.3	4.8	-
Interest and penalties	3.7	3.4	-
Unrecognized tax benefits, including interest and penalties, at December 31,	9.0	8.2	-